UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:     (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Dinakar Singh            New York, New York      August 14, 2008
       ---------------------  ----------------------------  -----------------
            [Signature]                   [Place]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:              0
                                               -------------

Form 13F Information Table Entry Total:         62
                                               -------------

Form 13F Information Table Value Total:         11,832,048
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                                                FORM 13F INFORMATION TABLE

            COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x$1000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS     SOLE   SHARED NONE
--------------------------    --------------  ---------  ---------  --------- ---- ----  ----------  --------  --------- ------ ----
ACE LTD                            ORD        G0070K103    433,277   7,864,900 SH           SOLE               7,864,900    0    0
ALLSTATE CORP                      COM        020002101    255,848   5,611,923 SH           SOLE               5,611,923    0    0
ALPHA NATURAL RESOURCES INC        COM        02076X102     52,145     500,000 SH  CALL     SOLE                 500,000    0    0
APPLE INC                          COM        037833100     55,758     333,000 SH           SOLE                 333,000    0    0
ATLAS PIPELINE HOLDINGS LP     COM UNITS LP   04939R108      1,228      36,666 SH           SOLE                  36,666    0    0
ATLAS PIPELINE PARTNERS LP     UNIT L P INT   049392103      4,980     127,500 SH           SOLE                 127,500    0    0
BARR PHARMACEUTICALS INC           COM        068306109     31,433     697,264 SH           SOLE                 697,264    0    0
BHP BILLITON LTD              SPONSORED ADR   088606108    145,675   1,710,000 SH  CALL     SOLE               1,710,000    0    0
BHP BILLITON PLC              SPONSORED ADR   05545E209      5,811      75,000 SH           SOLE                  75,000    0    0
BOEING CO                          COM        097023105    603,047   9,176,000 SH           SOLE               9,176,000    0    0
BURLINGTON NORTHN SANTA FE C       COM        12189T104     91,899     920,000 SH           SOLE                 920,000    0    0
CELANESE CORP DEL               COM SER A     150870103    260,719   5,710,000 SH           SOLE               5,710,000    0    0
COMMERCIAL METALS CO               COM        201723103    358,150   9,500,000 SH           SOLE               9,500,000    0    0
COMMUNITY HEALTH SYS INC NEW       COM        203668108    205,597   6,234,000 SH           SOLE               6,234,000    0    0
CONSOL ENERGY INC                  COM        20854P109     39,330     350,000 SH           SOLE                 350,000    0    0
CONSOL ENERGY INC                  COM        20854P109     56,185     500,000 SH  CALL     SOLE                 500,000    0    0
CSX CORP                           COM        126408103    125,620   2,000,000 SH           SOLE               2,000,000    0    0
CTC MEDIA INC                      COM        12642X106     18,125     735,000 SH           SOLE                 735,000    0    0
DESARROLLADORA HOMEX S A DE   SPONSORED ADR   25030W100     62,095   1,060,000 SH           SOLE               1,060,000    0    0
EXTERRAN HLDGS INC                 COM        30225X103     75,675   1,058,546 SH           SOLE               1,058,546    0    0
FOUNDATION COAL HLDGS INC          COM        35039W100    238,700   2,694,735 SH           SOLE               2,694,735    0    0
FOUNDATION COAL HLDGS INC          COM        35039W100     22,145     250,000 SH  CALL     SOLE                 250,000    0    0
GENWORTH FINL INC                COM CL A     37247D106     56,066   3,148,000 SH           SOLE               3,148,000    0    0
GOODRICH CORP                      COM        382388106    201,080   4,236,837 SH           SOLE               4,236,837    0    0
GOODYEAR TIRE & RUBR CO            COM        382550101    199,263  11,175,700 SH           SOLE              11,175,700    0    0
HERCULES OFFSHORE INC              COM        427093109      3,802     100,000 SH  CALL     SOLE                 100,000    0    0
HORSEHEAD HLDG CORP                COM        440694305     30,150   2,479,400 SH           SOLE               2,479,400    0    0
ICICI BK LTD                       ADR        45104G104     20,382     708,700 SH           SOLE                 708,700    0    0
ISHARES TR                     RUSSELL 2000   464287655     85,597   1,240,000 SH  PUT      SOLE               1,240,000    0    0
LORILLARD INC                      COM        544147101    342,356   4,950,200 SH           SOLE               4,950,200    0    0
MASSEY ENERGY CORP                 COM        576206106    281,250   3,000,000 SH           SOLE               3,000,000    0    0
METHANEX CORP                      COM        59151K108     98,070   3,500,000 SH           SOLE               3,500,000    0    0
MICROSOFT CORP                     COM        594918104    498,014  18,103,000 SH           SOLE              18,103,000    0    0
MIDCAP SPDR TR                  UNIT SER 1    595635103     72,540     487,500 SH  PUT      SOLE                 487,500    0    0
MOBILE TELESYSTEMS OJSC       SPONSORED ADR   607409109     79,445   1,037,000 SH           SOLE               1,037,000    0    0
MORGAN STANLEY                   COM NEW      617446448    176,768   4,900,703 SH           SOLE               4,900,703    0    0
NATIONAL CITY CORP                 COM        635405103     70,024  14,680,000 SH           SOLE              14,680,000    0    0
NEWS CORP                          CL A       65248E104     28,576   1,900,000 SH           SOLE               1,900,000    0    0
NEWS CORP                          CL B       65248E203     44,800   2,918,550 SH           SOLE               2,918,550    0    0
NOKIA CORP                    SPONSORED ADR   654902204        794      32,400 SH           SOLE                  32,400    0    0
PARTNERRE LTD                      COM        G6852T105    208,634   3,018,000 SH           SOLE               3,018,000    0    0
PEABODY ENERGY CORP                COM        704549104     30,818     350,000 SH           SOLE                 350,000    0    0
PEABODY ENERGY CORP                COM        704549104     88,050   1,000,000 SH  CALL     SOLE               1,000,000    0    0
POWERSHARES QQQ TRUST           UNIT SER 1    73935A104    848,631  18,787,500 SH  PUT      SOLE              18,787,500    0    0
PRECISION CASTPARTS CORP           COM        740189105    246,514   2,558,000 SH           SOLE               2,558,000    0    0
PRUDENTIAL FINL INC                COM        744320102    707,825  11,848,427 SH           SOLE              11,848,427    0    0
QUALCOMM INC                       COM        747525103    339,649   7,654,914 SH           SOLE               7,654,914    0    0
RELIANCE STEEL & ALUMINUM CO       COM        759509102    346,905   4,500,000 SH           SOLE               4,500,000    0    0
ROCKWELL COLLINS INC               COM        774341101    137,405   2,865,000 SH           SOLE               2,865,000    0    0
STEEL DYNAMICS INC                 COM        858119100    273,237   6,993,526 SH           SOLE               6,993,526    0    0
STERLITE INDS INDIA LTD            ADS        859737207    292,658  18,406,162 SH           SOLE              18,406,162    0    0
TC PIPELINES LP               UT COM LTD PRT  87233Q108     15,114     428,885 SH           SOLE                 428,885    0    0
TERADATA CORP DEL                  COM        88076W103     12,112     523,422 SH           SOLE                 523,422    0    0
TEVA PHARMACEUTICAL INDS LTD       ADR        881624209     24,503     535,000 SH           SOLE                 535,000    0    0
TEXTRON INC                        COM        883203101     39,566     825,500 SH           SOLE                 825,500    0    0
TFS FINL CORP                      COM        87240R107     30,737   2,652,000 SH           SOLE               2,652,000    0    0
TIME WARNER CABLE INC              CL A       88732J108      4,502     170,000 SH           SOLE                 170,000    0    0
TRAVELERS COMPANIES INC            COM        89417E109  1,077,125  24,818,558 SH           SOLE              24,818,558    0    0
UNION PAC CORP                     COM        907818108    792,750  10,500,000 SH           SOLE              10,500,000    0    0
VERISIGN INC                       COM        92343E102    217,161   5,745,000 SH           SOLE               5,745,000    0    0
VISA INC                         COM CL A     92826C839    569,170   7,000,000 SH           SOLE               7,000,000    0    0
ZIMMER HLDGS INC                   COM        98956P102     96,563   1,419,000 SH           SOLE               1,419,000    0    0

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